Other Income	12 Months Ended
Mar. 31, 2024
Disclosure Of Other Income [Abstract]
Other Income
12)
OTHER INCOME

	For the year ended March 31
Particulars	2022	2023	2024
Government grant received	525	117	356
Gain on discontinuation of equity accounted investment (refer note 8 (a) and (b))	2,251	2,017	—
Gain on lease modification	417	100	12
Excess provision written back	272	344	125
Net gain on de-recognition of property, plant and equipment	6	177	132
Others	19	43	145
Total	3,490	2,798	770